Sponsored Research (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Sponsored Research (Details) [Line Items]
Debt instrument, frequency of periodic payment			The Company is responsible for payments up to $849 related to the agreement, half of which was paid upon contract execution during the second quarter of 2022. Remaining payments are due as follows: (i) 20% upon the enrollment of the first patient, (ii) 20% upon the enrollment of the final patient and (iii) 10% upon lab receipt of shipments for all initially planned assays. In addition to the $424 payment upon execution, the Company incurred $272 of other costs related to VECTOR. Costs associated with the clinical trial agreement are being recorded as research and development expenses in the consolidated statements of operations.
Research expenses	$ 309	$ 601	$ 3,047	$ 4,879
Life insurance carrier and reinsurer			200
CRADA agreement [Member]
Sponsored Research (Details) [Line Items]
Total fund amount			200
Research expenses			100	54
CHOP Agreement [Member]
Sponsored Research (Details) [Line Items]
Total fund amount			311
Research expenses			$ 159	$ 126